Financial risk management objectives and policies - Summary of Maturity Profile of Financial Liabilities of the Group Based on Contractual Undiscounted (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2024 INR (₨)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Borrowings (other than CCPS)
Term loan from banks	₨ 565,861	$ 6,790	₨ 467,293
Other Financial Liabilities [Abstract]
Lease liabilities	8,345	100	6,169	$ 74	₨ 3,454	₨ 2,112
Current maturities of long term interest-bearing loans and borrowings	29,803	358	20,591
Purchase consideration payable	44	1	1,681
Trade Payables [Abstract]
Trade payables	9,094	$ 109	6,118
Borrowings [Member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	69,346		90,408
Compulsorily convertible debentures	46,351		51,679
Optionally convertible debentures	7,994
Term loan from banks	189,034		145,342
Loans from financial institutions	307,453		268,906
Senior secured notes	157,976		126,360
Borrowings [Member] | 1 to 5 years [member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	61,883		83,396
Compulsorily convertible debentures	8,064		11,416
Optionally convertible debentures	785
Term loan from banks	154,033		97,633
Loans from financial institutions	160,069		122,648
Senior secured notes	157,976		77,371
Borrowings [Member] | > 5 years [member]
Borrowings (other than CCPS)
Non convertible debentures (secured)	7,463		7,012
Compulsorily convertible debentures	38,287		40,263
Optionally convertible debentures	7,209
Term loan from banks	35,001		47,709
Loans from financial institutions	147,384		146,258
Senior secured notes			48,989
Short Term Interest Bearing Loans And Borrowings [Member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	27,680		24,426
Term loan from banks and financial institutions (secured)	1,600		4,556
Buyer's / supplier's credit (secured)	11,123
Working capital term loan (secured)	11,249		13,541
Short Term Interest Bearing Loans And Borrowings [Member] | Less than 3 months [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	17,822		15,792
Term loan from banks and financial institutions (secured)	1,600		2,500
Buyer's / supplier's credit (secured)	9,603
Working capital term loan (secured)	6,799		8,490
Short Term Interest Bearing Loans And Borrowings [Member] | 3 to 12 months [member]
Short Term Interest Bearing Loans And Borrowings [Abstract]
Acceptances (secured)	9,858		8,634
Term loan from banks and financial institutions (secured)			2,056
Buyer's / supplier's credit (secured)	1,520
Working capital term loan (secured)	4,450		5,051
Other Financial Liabilities [Member]
Other Financial Liabilities [Abstract]
Lease liabilities	28,464		17,437
Current maturities of long term interest-bearing loans and borrowings	81,408		54,691
Interest accrued	2,957		3,212
Capital creditors	40,092		33,480
Purchase consideration payable	44		1,681
Other Financial Liabilities [Member] | On demand [member]
Other Financial Liabilities [Abstract]
Current maturities of long term interest-bearing loans and borrowings	680
Other Financial Liabilities [Member] | Less than 3 months [member]
Other Financial Liabilities [Abstract]
Lease liabilities	196		166
Current maturities of long term interest-bearing loans and borrowings	17,264		10,036
Interest accrued	1,160		2,175
Capital creditors	40,092		33,480
Purchase consideration payable	44		1,681
Other Financial Liabilities [Member] | 3 to 12 months [member]
Other Financial Liabilities [Abstract]
Lease liabilities	701		522
Current maturities of long term interest-bearing loans and borrowings	63,464		44,655
Interest accrued	1,797		1,037
Other Financial Liabilities [Member] | 1 to 5 years [member]
Other Financial Liabilities [Abstract]
Lease liabilities	2,991		2,195
Other Financial Liabilities [Member] | > 5 years [member]
Other Financial Liabilities [Abstract]
Lease liabilities	24,576		14,554
Trade Payables [Member]
Trade Payables [Abstract]
Trade payables	9,094		6,118
Trade Payables [Member] | Less than 3 months [member]
Trade Payables [Abstract]
Trade payables	₨ 9,094		₨ 6,118